Share capital (Tables)	12 Months Ended
Oct. 31, 2021
Share capital [Abstract]
Capital Structure
Ordinary shares at 10 pence each as at October 31, 2021 (2020: 10 pence each).

	October 31, 2021		October 31, 2020		October 31, 2019
	Shares	$m	Shares	$m	Shares	$m
Issued and fully paid
At November 1	364,545,377	47.3	363,583,328	47.2	436,800,513	65.8
Shares required to satisfy option awards	745,910	0.1	1,518,327	0.1	6,109,091	0.1
Shares utilized to satisfy option awards	(441,549)	-	(556,278)	-	(4,804,817)	-
Share reorganisation	-	-	-	-	(74,521,459)	(18.7)
At October 31	364,849,738	47.4	364,545,377	47.3	363,583,328	47.2

“B” shares at 335.85939 pence each (2019: 335.85939 pence each)

	October 31, 2021		October 31, 2020		October 31, 2019
	Shares	$m	Shares	$m	Shares	$m
Issued and fully paid
At November 1	-	-	-	-	-	-
Issue of B shares	-	-	-	-	413,784,754	1,800.0
Redemption of B shares	-	-	-	-	(413,784,754)	(1,800.0)
At October 31	-	-	-	-	-	-

Deferred D shares at 10 pence each

	October 31, 2021		October 31, 2020		October 31, 2019
	Shares	$m	Shares	$m	Shares	$m
Issued and fully paid
At November 1	-	-	-	-	-	-
Issue of Deferred shares	-	-	-	-	74,521,459	-
Redemption of Deferred shares	-	-	-	-	(74,521,459)	-
At October 31	-	-	-	-	-	-
Shares bought back under these programmes are held as treasury shares. Treasury share movements and share buy-back costs are shown below:

	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
Treasury shares	Number	Number	Number
Share buy-backs	-	-	29,160,054
Shares issued to satisfy option awards	-	-	(4,804,817)
Share reorganisation	-	-	(4,012,537)
	-	-	20,342,700

Share buy-backs numbers:
Ordinary shares bought on the London Stock Exchange	-	-	25,766,919
ADRs purchased on the New York Stock Exchange	-	-	3,393,135
	-	-	29,160,054

Share buy-back cost:	$m	$m	$m
Share buy-back cost	-	-	538.8
Expenses	-	-	5.9
	-	-	544.7